Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Event
21.	Subsequent Event

On February 18, 2014, the Board of Directors of the Company approved and implemented a plan to repurchase up to 18 million shares of the Company’s common stock at a cost of up to ¥50,000 million for the period from February 19, 2014 to April 4, 2014. Such repurchases are intended to improve capital efficiency and ensure flexible capital strategy. Common stock repurchased in the Tokyo Stock Exchange between February 19, 2014 and March 4, 2014 under the aforementioned plan was 15,957,600 shares at a cost of ¥50,000 million.